Personnel expenses	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
Personnel expenses	Personnel expenses

	2023	2022	2021
Salaries (a)	(415,817)	(411,460)	(272,513)
Benefits (b)	(251,583)	(201,093)	(86,519)
Social security charges	(115,263)	(119,746)	(80,908)
Others	(8,076)	(1,306)	(3,388)
Total	(790,739)	(733,605)	(443,328)

(a)     Previously presented in the line of: (i) Salaries; (ii) Vacation expenses and 13th salary; and (iii) Remuneration of the executive board and the Board of Directors;
(b)     Previously presented in the line of: (i) Benefits and (ii) Profit sharing.